Schedule of Investments(a)
September 30, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.22%
Advertising–0.20%
Interpublic Group of Cos., Inc. (The)	4,100	$88,396
Omnicom Group, Inc.	1,115	87,305
		175,701
Agricultural & Farm Machinery–2.45%
AGCO Corp.	27,789	2,103,627
Asset Management & Custody Banks–1.23%
Affiliated Managers Group, Inc.	12,640	1,053,544
Auto Parts & Equipment–4.63%
Dana, Inc.	131,327	1,896,362
Delphi Technologies PLC	154,765	2,073,851
		3,970,213
Building Products–8.51%
Masco Corp.	76,308	3,180,517
Owens Corning	65,200	4,120,640
		7,301,157
Construction & Engineering–5.72%
AECOM(b)	105,204	3,951,462
Fluor Corp.	49,900	954,587
		4,906,049
Consumer Finance–1.17%
SLM Corp.	113,400	1,000,755
Distributors–3.84%
LKQ Corp.(b)	104,600	3,289,670
Diversified Banks–5.24%
Bank of America Corp.	48,374	1,411,069
Citigroup, Inc.	41,072	2,837,254
JPMorgan Chase & Co.	2,119	249,385
		4,497,708
Diversified Chemicals–4.32%
Chemours Co. (The)	77,737	1,161,391
Huntsman Corp.	109,500	2,546,970
		3,708,361
Electronic Manufacturing Services–2.73%
Flex Ltd.(b)	223,365	2,337,515
Environmental & Facilities Services–2.43%
Stericycle, Inc.(b)	40,846	2,080,287
Health Care Distributors–2.26%
McKesson Corp.	14,200	1,940,572
Shares		Value
Health Care Facilities–2.21%
Brookdale Senior Living, Inc.(b)	249,851	$1,893,871
Health Care Services–1.31%
Cigna Corp.	7,400	1,123,246
Homebuilding–0.25%
D.R. Horton, Inc.	4,100	216,111
Hotels, Resorts & Cruise Lines–0.35%
Norwegian Cruise Line Holdings Ltd.(b)	5,800	300,266
Household Products–2.50%
Spectrum Brands Holdings, Inc.	40,609	2,140,906
Industrial Conglomerates–3.51%
Carlisle Cos., Inc.	20,700	3,012,678
Investment Banking & Brokerage–2.90%
Goldman Sachs Group, Inc. (The)	12,000	2,486,760
Life & Health Insurance–0.06%
MetLife, Inc.	1,017	47,962
Managed Health Care–1.99%
Anthem, Inc.	7,100	1,704,710
Metal & Glass Containers–4.33%
Crown Holdings, Inc.(b)	56,200	3,712,572
Oil & Gas Exploration & Production–8.52%
Apache Corp.	15,400	394,240
Diamondback Energy, Inc.	18,400	1,654,344
Noble Energy, Inc.	84,800	1,904,608
Parsley Energy, Inc., Class A	100,600	1,690,080
Pioneer Natural Resources Co.	13,200	1,660,164
		7,303,436
Oil & Gas Refining & Marketing–2.54%
Marathon Petroleum Corp.	35,800	2,174,850
Other Diversified Financial Services–2.06%
AXA Equitable Holdings, Inc.	79,900	1,770,584
Paper Packaging–3.83%
Sealed Air Corp.	79,100	3,283,441
Pharmaceuticals–3.34%
Mylan N.V.(b)	104,600	2,068,988
Novartis AG (Switzerland)	9,152	794,534
		2,863,522
Steel–2.34%
Allegheny Technologies, Inc.(b)	99,105	2,006,876

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Value Opportunities Fund

Shares		Value
Systems Software–3.39%
Oracle Corp.	52,795	$2,905,309
Thrifts & Mortgage Finance–6.06%
MGIC Investment Corp.	245,821	3,092,428
Radian Group, Inc.	91,976	2,100,732
		5,193,160
Total Common Stocks & Other Equity Interests (Cost $79,934,791)		82,505,419
Money Market Funds–4.52%
Invesco Government & Agency Portfolio, Institutional Class, 1.83%(c)	1,355,261	1,355,261
Shares		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 1.98%(c)	967,952	$968,242
Invesco Treasury Portfolio, Institutional Class, 1.79%(c)	1,548,870	1,548,870
Total Money Market Funds (Cost $3,872,259)		3,872,373
TOTAL INVESTMENTS IN SECURITIES–100.74% (Cost $83,807,050)		86,377,792
OTHER ASSETS LESS LIABILITIES—(0.74)%		(631,681)
NET ASSETS–100.00%		$85,746,111
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Value Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$81,710,885	$794,534	$—	$82,505,419
Money Market Funds	3,872,373	—	—	3,872,373
Total Investments	$85,583,258	$794,534	$—	$86,377,792
Invesco V.I. Value Opportunities Fund